2. INVENTORIES (Sept. 2017 Note)	3 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2017	June 30, 2017
Raw Materials	$412,847	$501,346
Work-In-Progress	356,278	388,614
Finished Goods	198,160	165,487
Total Inventories	$967,285	$1,055,447